UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File No. 811-23708

Fundrise Growth Tech Fund, LLC
(Exact Name of Registrant as Specified in Charter)

11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Address of Principal Executive Offices) (Zip Code)

Michelle A. Mirabal
Rise Companies Corp.
11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Name and Address of Agent for Service)

(202)-584-0550
(Registrant’s Telephone Number, Including Area Code)

Date of Fiscal Year End: March 31

Date of Reporting Period: July 25, 2022 (Commencement of Investment Operations)
 through June 30, 2023

ITEM 1. PROXY VOTING RECORD

The Registrant did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fundrise Growth Tech Fund, LLC

By:	/s/ Benjamin S. Miller
Benjamin S. Miller
President and Principal Executive Officer

Date:	August 25, 2023